Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of Common Stock Outstanding

The following table presents the total Apollomics ordinary shares outstanding immediately after the closing of the Business Combination:

Number of Shares
Exchange of Maxpro Class A Common Stock for post-closing Apollomics Class A Ordinary Shares	4,900
Exchange of Maxpro Class B Common Stock for post-closing Apollomics Class A Ordinary Shares	25,875
Exchange of Maxpro Class A Common Stock subject to possible redemption that was not redeemed for post-closing Apollomics Class A Ordinary Shares	799
Issuance of post-closing Apollomics Class A Ordinary Shares to Maxpro Sponsor in connection with conversion of a convertible promissory note	1,553
Subtotal - Business Combination, net of redemptions	33,127
Issuance of post-closing Apollomics Class B Ordinary Shares to PIPE Investors	2,300
Conversion of pre-closing Apollomics convertible preferred shares (converted into pre-closing Apollomics Ordinary Shares prior to the Business Combination) into Post-Closing Apollomics Ordinary Shares	544,210
Issuance of Post-Closing Apollomics Ordinary Shares in connection with the Business Combination due to exercise of pre-closing Apollomics share options prior to the Business Combination	312
Total - Post-Closing Apollomics Ordinary Shares outstanding as a result of Business Combination, PIPE Financing, conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares, and issuance of shares upon Closing due to pre-Closing exercise of share options (note i)	579,949

Note i: In addition to the 579,949 shares specified above, the following shares were included in the total 895,051 Post- Closing Apollomics Ordinary Shares outstanding as of December 31, 2023 on the consolidated statement of changes in stockholders' deficit: 1) 288,009 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exchange of all Pre-Closing Apollomics Ordinary Shares outstanding as of December 31, 2022 at the Exchange Ratio 2) 26,688 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the conversion of Post-Closing Apollomics Series A Preferred Shares into Post-Closing Apollomics Class A Ordinary Shares in May 2023 at a conversion ratio of 1 to 1.25 3) 162 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exercise of share options in April 2023, and 150 Ordinary Shares as a result of the exercise of share options in November 2023.

Schedule of Identifiable Net Assets Acquired	The amount of Maxpro’s identifiable net assets acquired at Closing were as follows:

Cash and cash equivalents	$954
Notes payable – sponsor	(1,999)
Accrued liabilities	(1,056)
Deferred underwriting compensation	(3,623)
Total Maxpro identifiable net liabilities at fair value	$(5,724)

Schedule of IFRS 2 Listing Expense

The net assets of Maxpro are stated at fair value with no goodwill or other intangible assets recorded. The IFRS 2 listing expense was calculated as follows:

	Per Share Value (at March 29, 2023)	Shares (in thousands)	Fair Value (in thousands)
Maxpro public stockholders	$1,081	103.5	$111,884
Sponsor parties	1,081	32.1	34,668
Underwriter shares	1,081	0.3	281
Maxpro private warrants	0.12	619.0	74
Maxpro public warrants	0.12	10,350.0	1,242
Redemptions of Maxpro Class A Common Stock	1,055	(102.7)	(108,349)
		11,002	39,800
Net liabilities of Maxpro			(5,724)
IFRS 2 Listing Expense			$45,524